STOCK OPTION RESERVE (Details Narrative) $ / shares in Units, $ in Millions							12 Months Ended
	Mar. 30, 2023 $ / shares shares	Mar. 29, 2023 shares	Jul. 27, 2022 $ / shares shares	Jun. 08, 2022 $ / shares shares	Feb. 15, 2022 $ / shares shares	Jan. 19, 2022 $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Equity incentive plan increased shares	879,180	2,880,992
Percentage of ordinary shares outstanding	5.00%
Number of shares available for awards	746,120
Number of shares granted to each non-executive member	87,600
Number of shares granted to employees	651,020
Number of shares granted to consultant	7,500
Shares issued							9,400
Shares bought back in cashless exercise							2,174,960
Reserved for awards previously granted shares							9,400
Shares available for future awards							696,532
Share based compensation expense | $							$ 2.6	$ 4.3	$ 8.9
Vested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding							7,500	7,500
Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding								738,620
Non Executive Board [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	14,600
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Exercisable price | $ / shares	$ 2.92
Expiration date	Mar. 30, 2033
Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted						302,000
Fair value per share | $ / shares						$ 10.22
Amended And Restated 2021 Equity Incentive Plan [Member] | Two Members [Member]
IfrsStatementLineItems [Line Items]
Stock granted						13,800
Amended And Restated 2021 Equity Incentive Plan [Member] | Employees [Member]
IfrsStatementLineItems [Line Items]
Stock granted						288,200
Amended And Restated 2021 Equity Incentive Plan [Member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Stock granted					13,800	135,740
Fair value per share | $ / shares					$ 8.59	$ 10.22
Amended And Restated 2021 Equity Incentive Plan [Member] | Executive [Member]
IfrsStatementLineItems [Line Items]
Stock granted				50,000
Fair value per share | $ / shares				$ 11.00
Amended And Restated 2021 Equity Incentive Plan [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Stock granted			15,900
Fair value per share | $ / shares			$ 10.06